Annual Total Returns - BLACKROCK INTERNATIONAL DIVIDEND FUND (SERVICE) [BarChart] - Service - BLACKROCK INTERNATIONAL DIVIDEND FUND - Service Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	11.25%
Annual Return 2011	(14.53%)
Annual Return 2012	17.77%
Annual Return 2013	21.98%
Annual Return 2014	(11.43%)
Annual Return 2015	(0.90%)
Annual Return 2016	0.48%
Annual Return 2017	16.39%
Annual Return 2018	(13.30%)
Annual Return 2019	23.41%